SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES:

A.	Basis of preparation

Statement of compliance

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting.” They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2023 annual consolidated financial statements. The Company has applied the same accounting policies and methods of computation in its interim consolidated financial statements as in its 2023 annual consolidated financial statements.

B.	Changes in accounting policies

A number of amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

New International Financial Reports Standards (“IFRSs”) adopted in the period

The following amendments are effective for the period beginning January 1, 2024:

a.
Supplier Finance Arrangements (Amendments to IAS 7 & IFRS 7): These amendments have no effect on the measurement or presentation of any items in the Interim Condensed Consolidated Financial Statements of the Company but affect the disclosure of accounting policies of the Company.

b.	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16): These amendments had no material effect on the Interim Condensed Consolidated Financial Statements of the Company.

c.	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1): These amendments had no material effect on the Interim Condensed Consolidated Financial Statements of the Company.

On April 9, 2024, the International Accounting Standards Board published IFRS 18, “Presentation and Disclosure in Financial Statements,” which replaces IAS 1, “Presentation of Financial Statements” and is mandatorily effective for annual reporting periods beginning on or after January 1, 2027; the main changes are as follows:

1.	Mandatory sub totals to be presented in the statement of profit and loss.
2.	Aggregation and disaggregation of information including the introduction of overall principles for how information should be aggregated and disaggregated in financial statements.
3.	Disclosures related to management defined performance measures (MPMs).

The Company is currently assessing the impact of IFRS 18 on the financial statements, but at this stage it is unable to estimate such an impact. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

C.	Change in Subsidiary’s functional currency

In 2024, the Company noted that following the sale of SatixFy Space Systems UK Ltd., the weight of its UK Subsidiary’s U.S. dollars revenues and expenses is expected to significantly increase. Also, the volume of intra-group transactions with the UK Subsidiary is expected to increase, and the UK Subsidiary started retaining most of its cash in U.S. dollars bank accounts. As a result, the Company re-evaluated the functional currency of its UK Subsidiary and determined that a change in its functional currency from GBP to U.S. dollars was appropriate. The change in functional currency for the UK Subsidiary has been applied prospectively, and exchange differences arising from the translation of a foreign operation in other comprehensive income were not reclassified from equity to profit or loss. From January 1, 2024, the Company ceased translating the UK Subsidiary’s assets and liabilities to its own functional currency. Accordingly all transactions in GBP were accounted as foreign currency transactions. There Company examined the impact of that change and found that there was no material impact on both consolidated net loss and other comprehensive income (loss) utilizing U.S. dollars as the functional currency of the UK Subsidiary as of June 30, 2024, compared to the related impact if the functional currency of the UK Subsidiary would have remained GBP.